EML-Q1

Quarterly Report
January 31, 2026
MFS®  Emerging Markets Debt Local Currency Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 88.8%
Brazil – 2.6%
Federative Republic of Brazil, 10%, 1/01/2029	BRL	22,122,000	$3,946,711
Federative Republic of Brazil, 10%, 1/01/2031		27,781,000	4,717,649
Federative Republic of Brazil, 10%, 1/01/2035		30,723,000	4,877,202
			$13,541,562
Chile – 6.5%
AES Andes S.A., 6.25%, 3/14/2032 (n)		$1,064,000	$1,103,360
Banco Santander Chile, 4.55%, 11/20/2030 (n)		929,000	929,000
Republic of Chile, 5%, 10/01/2028 (n)	CLP	7,665,000,000	8,872,360
Republic of Chile, 5.8%, 10/01/2029 (n)		17,550,000,000	20,768,155
Republic of Chile, 4.7%, 9/01/2030		1,820,000,000	2,066,221
			$33,739,096
China – 4.9%
China Development Bank, 2.26%, 7/19/2034	CNY	77,310,000	$11,372,654
People's Republic of China, 2.88%, 2/25/2033		77,180,000	12,018,204
People's Republic of China, 1.92%, 7/15/2045		15,520,000	2,096,233
			$25,487,091
Colombia – 6.1%
Empresas Publicas de Medellin E.S.P. (Republic of Colombia), 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$988,600
Republic of Colombia, 11%, 8/22/2029		66,735,600,000	17,180,434
Republic of Colombia, 7%, 3/26/2031		13,078,400,000	2,791,455
Republic of Colombia, 6.25%, 7/09/2036		28,982,700,000	5,069,661
Republic of Colombia, “B”, 7.75%, 9/18/2030		25,370,400,000	5,667,206
			$31,697,356
Czech Republic – 3.7%
Czech Republic, 1.75%, 6/23/2032	CZK	109,830,000	$4,682,457
Czech Republic, 4.5%, 11/11/2032		107,000,000	5,341,321
Czech Republic, 2%, 10/13/2033		183,610,000	7,654,651
Czech Republic, 3.5%, 5/30/2035		38,040,000	1,737,055
			$19,415,484
Egypt – 1.2%
Arab Republic of Egypt, 0%, 2/17/2026	EGP	117,150,000	$2,470,493
Arab Republic of Egypt, 0%, 3/17/2026		65,900,000	1,363,608
Arab Republic of Egypt, 0%, 4/14/2026		61,825,000	1,257,529
Arab Republic of Egypt, 0%, 4/21/2026		50,175,000	1,015,944
			$6,107,574
Guatemala – 0.2%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$626,000	$622,665
Central American Bottling Corp., 5.25%, 4/27/2029		550,000	547,070
			$1,169,735
Hungary – 2.0%
Republic of Hungary, 4.5%, 3/23/2028	HUF	1,592,290,000	$4,791,626
Republic of Hungary, 6.75%, 7/23/2031		1,743,900,000	5,540,707
			$10,332,333
India – 3.0%
Republic of India, 7.18%, 7/24/2037	INR	615,040,000	$6,791,492
Republic of India, 7.23%, 4/15/2039		807,760,000	8,912,911
			$15,704,403

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – 7.1%
Republic of Indonesia, 5.875%, 3/15/2031	IDR	194,514,000,000	$11,644,186
Republic of Indonesia, 6.375%, 4/15/2032		105,726,000,000	6,361,827
Republic of Indonesia, 6.75%, 7/15/2035		118,387,000,000	7,218,892
Republic of Indonesia, 7.125%, 6/15/2038		52,414,000,000	3,263,189
Republic of Indonesia, 8.375%, 4/15/2039		124,811,000,000	8,592,142
			$37,080,236
Jamaica – 0.4%
Government of Jamaica, 9.625%, 11/03/2030	JMD	320,500,000	$2,149,385
Kazakhstan – 0.5%
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		$1,647,000	$1,676,812
Development Bank of Kazakhstan JSC, 18.4%, 10/16/2028 (n)	KZT	391,500,000	797,126
			$2,473,938
Malaysia – 4.6%
Federation of Malaysia, 3.582%, 7/15/2032	MYR	63,133,000	$16,136,551
Federation of Malaysia, 4.065%, 6/15/2050		30,341,000	7,791,496
			$23,928,047
Mexico – 7.8%
America Movil S.A.B. de C.V., 10.125%, 1/22/2029	MXN	33,690,000	$2,005,898
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$895,000	909,159
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	597,971
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)		4,271,700	246,015
United Mexican States, 7.75%, 5/29/2031		185,800,000	10,377,306
United Mexican States, 7.75%, 11/23/2034		344,800,000	18,614,583
United Mexican States, 8%, 2/21/2036		32,550,000	1,757,581
United Mexican States, 7.75%, 11/13/2042		118,300,000	5,906,741
			$40,415,254
Nigeria – 1.2%
Federal Republic of Nigeria, 0%, 6/09/2026	NGN	2,644,569,000	$1,772,895
Federal Republic of Nigeria, 0%, 6/16/2026		1,367,209,000	910,645
Federal Republic of Nigeria, 0%, 8/11/2026		2,852,493,000	1,859,377
Federal Republic of Nigeria, 0%, 9/22/2026		2,852,493,000	1,815,529
			$6,358,446
Paraguay – 0.5%
Republic of Paraguay, 8.5%, 3/04/2035 (n)	PYG	7,712,000,000	$1,133,748
Republic of Paraguay, 8.5%, 3/04/2035		9,673,000,000	1,422,036
			$2,555,784
Peru – 3.1%
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		$996,000	$1,027,319
Kallpa Generacion S.A., 5.875%, 1/30/2032 (n)		896,000	933,184
Republic of Peru, 6.85%, 8/12/2035	PEN	41,987,000	13,416,732
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$945,000	910,782
			$16,288,017
Poland – 5.8%
Republic of Poland, 4.5%, 7/25/2030	PLN	34,622,000	$9,844,120
Republic of Poland, 1.25%, 10/25/2030		16,730,000	4,110,701
Republic of Poland, 1.75%, 4/25/2032		41,824,000	9,987,375
Republic of Poland, 5%, 10/25/2034		10,428,000	2,940,643
Republic of Poland, Inflation Linked Bond, 2%, 8/25/2036		12,885,466	3,353,817
			$30,236,656

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – 7.3%
Republic of Romania, 8.75%, 10/30/2028	RON	37,160,000	$9,202,443
Republic of Romania, 6.3%, 4/25/2029		43,640,000	10,186,725
Republic of Romania, 8%, 4/29/2030		36,845,000	9,115,515
Republic of Romania, 7.5%, 7/27/2033		14,375,000	3,512,273
Republic of Romania, 7.1%, 7/31/2034		25,450,000	6,101,979
			$38,118,935
Saudi Arabia – 0.2%
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 4.489%, 1/15/2031 (n)		$1,081,000	$1,078,957
South Africa – 9.2%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$2,220,594
Republic of South Africa, 8.875%, 2/28/2035		168,566,000	10,992,440
Republic of South Africa, 8.5%, 1/31/2037		106,629,000	6,650,755
Republic of South Africa, 9%, 1/31/2040		169,535,000	10,745,299
Republic of South Africa, 8.75%, 1/31/2044		264,912,000	16,142,026
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	965,638
			$47,716,752
Supranational – 4.1%
Asian Infrastructure Investment Bank, 7%, 1/23/2032	INR	94,400,000	$1,014,938
Asian Infrastructure Investment Bank, 6.65%, 6/30/2033		339,800,000	3,541,785
European Bank for Reconstruction and Development, 6.875%, 7/30/2031		296,200,000	3,173,860
European Bank for Reconstruction and Development, 6.75%, 1/13/2032		94,000,000	1,006,735
European Investment Bank, 7.4%, 10/23/2033		298,200,000	3,258,957
Inter-American Development Bank, 7.35%, 10/06/2030		438,000,000	4,793,250
International Bank for Reconstruction & Development, 6.5%, 2/14/2033		224,500,000	2,380,463
International Bank for Reconstruction & Development, 0%, 5/29/2035	ZAR	59,140,000	1,823,320
			$20,993,308
Thailand – 4.3%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	218,925,000	$7,846,552
Kingdom of Thailand, 3.3%, 6/17/2038		267,281,000	9,468,313
Kingdom of Thailand, 3.45%, 6/17/2043		117,847,000	4,089,243
Kingdom of Thailand, 2.98%, 6/17/2045		28,209,000	912,451
			$22,316,559
Turkey – 1.2%
Republic of Turkey, 36.78%, 10/13/2027	TRY	210,042,593	$5,103,004
Republic of Turkey, 26.2%, 10/05/2033		59,683,000	1,287,822
			$6,390,826
Uruguay – 1.1%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	99,603,000	$2,644,264
Oriental Republic of Uruguay, 8.25%, 5/21/2031		9,347,000	250,811
Oriental Republic of Uruguay, 8%, 10/29/2035		100,121,936	2,693,834
			$5,588,909
Uzbekistan – 0.2%
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028 (n)		$785,000	$812,635
Total Bonds			$461,697,278

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.2%
Equity ETFs – 0.2%
iShares MSCI Emerging Markets ETF – 12/18/2026 @ $61	Call	Goldman Sachs International	$10,047,000	1,700	$663,000
iShares MSCI Emerging Markets ETF – 12/18/2026 @ $61	Put	Goldman Sachs International	10,047,000	1,700	595,000
					$1,258,000

Issuer	Shares/Par
Mutual Funds (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 3.73% (v)	28,916,516	$28,922,300

Other Assets, Less Liabilities – 5.4%		28,049,534
Net Assets – 100.0%		$519,927,112

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $28,922,300 and
$462,955,278, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,809,877, representing 8.2% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Interbank Deposit Rate
CFRR	China Fixing Repo Rate
ETF	Exchange-Traded Fund
KLIBOR	Kuala Lumpur Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JMD	Jamaican Dollar
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty

Portfolio of Investments (unaudited) – continued
RON	Romanian New Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 1/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	84,192,629	USD	15,314,571	Barclays Bank PLC	2/03/2026	$683,269
BRL	38,306,851	USD	7,095,912	Citibank N.A.	2/03/2026	182,954
BRL	41,210,240	USD	7,579,150	Deutsche Bank AG	2/03/2026	251,401
BRL	6,650,000	USD	1,227,898	Goldman Sachs International	2/03/2026	35,700
CAD	3,438,540	USD	2,495,386	Goldman Sachs International	4/17/2026	37,786
CLP	2,308,398,578	USD	2,442,750	Barclays Bank PLC	2/19/2026	198,508
CLP	1,073,723,276	USD	1,151,876	Citibank N.A.	2/19/2026	76,672
CLP	2,259,044,307	USD	2,452,550	Goldman Sachs International	2/19/2026	132,236
CNH	151,786,164	USD	21,869,945	Goldman Sachs International	4/17/2026	29,242
CNH	34,470,868	USD	4,972,387	HSBC Bank	4/17/2026	952
CNH	54,194,978	USD	7,812,609	State Street Corp.	4/17/2026	6,457
COP	2,052,240,276	USD	540,063	Barclays Bank PLC	2/09/2026	14,414
COP	1,277,136,640	USD	343,007	Deutsche Bank AG	2/09/2026	2,051
COP	3,604,867,792	USD	964,224	Morgan Stanley Capital Services LLC	2/09/2026	9,745
CZK	166,298,687	USD	7,998,175	Citibank N.A.	4/17/2026	107,432
CZK	65,922,753	USD	3,159,285	HSBC Bank	4/17/2026	53,872
EUR	6,134,375	USD	7,219,855	State Street Corp.	4/17/2026	76,504
HUF	1,168,194,891	USD	3,500,365	State Street Corp.	4/17/2026	112,544
IDR	85,056,404,282	USD	5,041,276	Barclays Bank PLC	4/30/2026	18,701
IDR	27,889,108,060	USD	1,656,409	Morgan Stanley Capital Services LLC	4/30/2026	2,705
ILS	15,882,334	USD	5,054,251	Goldman Sachs International	4/17/2026	73,433
MXN	253,748,630	USD	14,114,790	Barclays Bank PLC	4/17/2026	306,764
MYR	144,665,784	USD	35,611,276	Barclays Bank PLC	4/15/2026	1,143,468
NOK	49,975,922	USD	5,051,423	Deutsche Bank AG	4/17/2026	135,913
PLN	27,890,644	USD	7,731,916	Barclays Bank PLC	4/17/2026	117,347
PLN	1,273,240	USD	349,926	HSBC Bank	4/17/2026	8,402
RSD	378,655,964	USD	3,752,413	Deutsche Bank AG	4/17/2026	65,931
TRY	89,787,972	USD	1,937,194	Barclays Bank PLC	4/17/2026	16,197
TRY	28,122,565	USD	609,198	BNP Paribas	4/17/2026	2,625
TRY	23,760,008	USD	514,354	Goldman Sachs International	4/17/2026	2,560
TRY	88,777,610	USD	1,915,085	JPMorgan Chase Bank N.A.	4/17/2026	16,325
TRY	178,565,581	USD	3,850,803	Merrill Lynch International	4/17/2026	33,998
USD	16,097,710	BRL	84,192,629	Barclays Bank PLC	2/03/2026	99,871
USD	7,324,305	BRL	38,306,851	Citibank N.A.	2/03/2026	45,439
USD	7,879,437	BRL	41,210,240	Deutsche Bank AG	2/03/2026	48,884
USD	23,881,698	BRL	124,528,339	Goldman Sachs International	2/03/2026	219,479
USD	1,360,839	BRL	7,272,733	JPMorgan Chase Bank N.A.	5/05/2026	6,998
USD	2,680,214	CLP	2,321,601,498	Deutsche Bank AG	2/19/2026	23,850
USD	1,810,933	CLP	1,546,091,000	Goldman Sachs International	2/19/2026	41,903
USD	769,446	COP	2,889,801,076	Goldman Sachs International	5/08/2026	3,837
USD	459,880	COP	1,681,943,408	Morgan Stanley Capital Services LLC	2/09/2026	5,450
USD	7,546,547	CZK	152,733,575	Goldman Sachs International	4/17/2026	102,121
USD	5,128,802	ILS	15,882,334	Merrill Lynch International	4/17/2026	1,116
USD	1,611,705	MXN	28,146,896	HSBC Bank	4/17/2026	12,004
USD	12,839,335	THB	400,887,657	Barclays Bank PLC	4/17/2026	94,934

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	2,253,453	UYU	85,961,346	Citibank N.A.	4/27/2026	$39,667
USD	1,584,535	ZAR	25,549,539	HSBC Bank	4/17/2026	11,314
						$4,712,975
Liability Derivatives
ARS	1,792,135,892	USD	1,164,481	Goldman Sachs International	4/27/2026	$(81,215)
BRL	28,679,116	USD	5,483,474	Barclays Bank PLC	2/03/2026	(34,019)
BRL	6,755,930	USD	1,291,740	Citibank N.A.	2/03/2026	(8,014)
BRL	124,559,339	USD	23,815,861	Goldman Sachs International	2/03/2026	(147,753)
BRL	117,878,339	USD	22,142,599	Goldman Sachs International	5/05/2026	(199,181)
BRL	10,365,335	USD	1,981,862	JPMorgan Chase Bank N.A.	2/03/2026	(12,295)
CNH	6,744,435	USD	974,255	HSBC Bank	4/17/2026	(1,191)
COP	4,168,368,737	USD	1,146,571	Deutsche Bank AG	2/09/2026	(20,354)
EUR	2,138,123	USD	2,571,151	Barclays Bank PLC	4/17/2026	(28,021)
EUR	2,153,679	USD	2,567,049	Goldman Sachs International	4/17/2026	(5,417)
EUR	8,585,382	USD	10,321,557	State Street Corp.	4/17/2026	(109,917)
IDR	182,236,168,708	USD	10,854,498	Merrill Lynch International	4/30/2026	(13,330)
INR	262,005,696	USD	2,832,065	Goldman Sachs International	4/30/2026	(2,095)
INR	1,171,394,143	USD	12,669,199	JPMorgan Chase Bank N.A.	4/30/2026	(16,763)
PEN	6,554,890	USD	1,949,700	Barclays Bank PLC	4/23/2026	(7,530)
PLN	2,105,604	USD	595,376	HSBC Bank	4/17/2026	(2,796)
THB	80,464,418	USD	2,567,467	Barclays Bank PLC	4/17/2026	(9,467)
THB	681,586,999	USD	21,755,785	JPMorgan Chase Bank N.A.	4/17/2026	(87,824)
USD	5,195,492	BRL	28,679,116	Barclays Bank PLC	2/03/2026	(253,962)
USD	1,217,596	BRL	6,755,930	Citibank N.A.	2/03/2026	(66,130)
USD	1,219,648	BRL	6,681,000	Goldman Sachs International	2/03/2026	(49,840)
USD	1,857,760	BRL	10,365,335	JPMorgan Chase Bank N.A.	2/03/2026	(111,806)
USD	2,487,625	CAD	3,438,540	JPMorgan Chase Bank N.A.	4/17/2026	(45,547)
USD	8,177,691	CLP	7,887,042,182	Barclays Bank PLC	2/19/2026	(846,621)
USD	10,084,345	CLP	9,706,181,644	JPMorgan Chase Bank N.A.	2/19/2026	(1,021,417)
USD	2,472,943	CLP	2,219,961,000	Merrill Lynch International	10/13/2026	(64,872)
USD	7,745,557	COP	29,346,065,041	Barclays Bank PLC	2/09/2026	(183,210)
USD	5,898,643	COP	23,225,305,999	Citibank N.A.	2/09/2026	(376,407)
USD	2,545,912	EUR	2,175,186	Barclays Bank PLC	4/17/2026	(41,301)
USD	4,947,779	EUR	4,202,646	Goldman Sachs International	4/17/2026	(50,939)
USD	2,696,041	EUR	2,302,483	JPMorgan Chase Bank N.A.	4/17/2026	(42,582)
USD	22,051,999	EUR	18,848,378	State Street Corp.	4/17/2026	(366,671)
USD	700,557	KZT	388,192,628	Goldman Sachs International	10/13/2026	(6,924)
USD	2,567,883	MXN	45,576,409	State Street Corp.	4/17/2026	(22,407)
USD	2,488,283	NOK	25,065,680	Deutsche Bank AG	4/17/2026	(113,453)
USD	2,466,668	NOK	24,910,242	Goldman Sachs International	4/17/2026	(118,933)
USD	10,061,915	PHP	596,142,078	Barclays Bank PLC	3/13/2026	(51,889)
USD	5,032,132	PHP	297,902,235	Citibank N.A.	3/13/2026	(21,906)
USD	11,997,798	RON	52,696,730	Citibank N.A.	4/17/2026	(221,269)
USD	616,461	RON	2,662,742	Goldman Sachs International	4/17/2026	(963)
USD	9,995,493	SGD	12,766,004	Barclays Bank PLC	4/17/2026	(90,373)
USD	2,928,915	TRY	134,751,930	JPMorgan Chase Bank N.A.	4/17/2026	(2,694)
USD	12,033,559	ZAR	198,428,571	Merrill Lynch International	4/17/2026	(184,749)
						$(5,144,047)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	108	$11,764,406	March – 2026	$10,494
U.S. Treasury Ultra Note 10 yr	Short	USD	80	9,132,500	March – 2026	13,955
						$24,449
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	41	$6,228,979	March – 2026	$(28,594)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/29	BRL	14,000,000	centrally cleared	14.4668% / At Maturity	Daily BZDIOVRA / At Maturity	$82,716	$—	$82,716
1/02/31	BRL	20,172,000	centrally cleared	13.75% / At Maturity	Daily BZDIOVRA / At Maturity	67,907	3,678	71,585
1/02/31	BRL	147,678,000	centrally cleared	12.96% / At Maturity	Daily BZDIOVRA / At Maturity	85,308	(5,587)	79,721
9/15/29	CZK	257,754,000	centrally cleared	4.071% / Annually	PRIBOR / Semi-annually	97,957	—	97,957
						$333,888	$(1,909)	$331,979
Liability Derivatives
Interest Rate Swaps
1/02/29	BRL	10,545,000	centrally cleared	11.156308% / At Maturity	Daily BZDIOVRA / At Maturity	$(103,750)	$—	$(103,750)
6/18/31	CNY	103,627,000	centrally cleared	1.55% / Quarterly	CFRR / Quarterly	(72,423)	5,616	(66,807)
12/20/33	HUF	1,000,000,000	centrally cleared	6.1747% / Annually	BUBOR / Semi-annually	(32,650)	—	(32,650)
12/20/33	HUF	2,205,927,000	centrally cleared	6.05% / Annually	BUBOR / Semi-annually	(102,759)	—	(102,759)
9/15/29	PLN	44,977,000	centrally cleared	WIBOR / Semi-annually	3.9795% / Annually	(46,648)	—	(46,648)
6/18/31	THB	324,751,000	centrally cleared	1.425% / Quarterly	THOR / Quarterly	(51,305)	(4,956)	(56,261)
						$(409,535)	$660	$(408,875)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
3/18/31	MYR	42,054,000	Merrill Lynch International	3.2735% / Quarterly	3-Month KLIBOR / Quarterly	$(118,922)	$—	$(118,922)
At January 31, 2026, the fund had cash collateral of $5,275,850 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$453,410,705	$—	$453,410,705
Foreign Bonds	—	8,286,573	—	8,286,573
Purchased Options	—	1,258,000	—	1,258,000
Investment Companies	28,922,300	—	—	28,922,300
Total	$28,922,300	$462,955,278	$—	$491,877,578
Other Financial Instruments
Futures Contracts – Assets	$24,449	$—	$—	$24,449
Futures Contracts – Liabilities	(28,594)	—	—	(28,594)
Forward Foreign Currency Exchange Contracts – Assets	—	4,712,975	—	4,712,975
Forward Foreign Currency Exchange Contracts – Liabilities	—	(5,144,047)	—	(5,144,047)
Swap Agreements – Assets	—	331,979	—	331,979
Swap Agreements – Liabilities	—	(527,797)	—	(527,797)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$26,170,367	$57,662,109	$54,910,381	$(257)	$462	$28,922,300

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$359,901	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2026, are as follows:
South Africa	9.3%
Mexico	7.9%
China	7.8%
Romania	7.6%
Indonesia	7.2%
Brazil	6.9%
Chile	6.6%
Malaysia	6.6%
Colombia	6.4%
Other Countries	33.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.